UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.	Name and address of issuer:

Dreyfus Premier State Municipal Bond Fund
200 Park Avenue
New York, NY 10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

3.	Investment Company Act File Number: 811-4906 Securities Act File Number: 33-10238

4(a).	Last day of fiscal year for which this notice is filed:
April 30, 2006
4(b).	[_] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer’s fiscal year). (See
Instruction A.2)
Note:	If the Form is being filed late, interest must be paid on the registration fee due.
4(c).	[ _] Check box if this is the last time the issuer will be filing this Form.

Connecticut Series - Class A
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the fiscal year pursuant to	$21,855,120
		section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$32,801,746
			---------------
	(iii)	Aggregate price of securities redeemed or repurchased during any PRIOR	$147,862,977
		fiscal year ending no earlier than October 11, 1995 that were not previously	---------------
		used to reduce registration fees payable to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$180,664,723
			--------------
	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from	$ -0-
		Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than	$(158,809,603)
		Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .000107
--------------

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is	=$ 0.00
	due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00 =============

Connecticut Series - Class B
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the fiscal year pursuant to	$1,085,618
		section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$4,353,102
---------------
	(iii)	Aggregate price of securities redeemed or repurchased during any PRIOR	$3,400,187
		fiscal year ending no earlier than October 11, 1995 that were not previously	---------------
used to reduce registration fees payable to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$ 7,753,289
--------------
	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from	$ -0-
		Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than	$(6,667,671)
		Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

	(vii)	Multiplier for determining registration fee (See Instruction C.9):	X .000107
--------------
	(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is	=$ 0.00
		due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00 =============

Connecticut Series - Class C
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the fiscal year pursuant to	$2,363,626
		section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$2,254,920
--------------
	(iii)	Aggregate price of securities redeemed or repurchased during any PRIOR	$ 414,615
		fiscal year ending no earlier than October 11, 1995 that were not previously	---------------
used to reduce registration fees payable to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$ 2,669,535
--------------
	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from	$ -0-
		Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than	$(305,909)
		Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

	(vii)	Multiplier for determining registration fee (See Instruction C.9):	X .000107
--------------
	(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is	=$ 0.00
		due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00 ========

Florida Series - Class A
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the fiscal year pursuant to	$ -0-
		section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ 13,638,959
---------------
	(iii)	Aggregate price of securities redeemed or repurchased during any PRIOR	$228,193,435
		fiscal year ending no earlier than October 11, 1995 that were not previously	---------------
used to reduce registration fees payable to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$ 241,832,394
--------------
	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from	$ 0
		Item 5(i)]:	---------------

2

(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than	$(241,832,394)
	Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .000107
--------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is	=$ 0.00
	due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 500,234. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 11,864.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00 =============

Florida Series - Class B
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the fiscal year pursuant to	$767,284
		section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ 1,256,306
---------------
	(iii)	Aggregate price of securities redeemed or repurchased during any PRIOR	$13,582,800
		fiscal year ending no earlier than October 11, 1995 that were not previously	---------------
used to reduce registration fees payable to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$14,839,106
--------------
	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from	$ 0
		Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than	$(14,071,822)
		Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

	(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .000107
--------------
	(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is	=$ 0.00
		due):	==============

3

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00 ============

Florida Series - Class C
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the fiscal year pursuant to	$426,388
		section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$1,133,655
---------------
	(iii)	Aggregate price of securities redeemed or repurchased during any PRIOR	$ -0-
		fiscal year ending no earlier than October 11, 1995 that were not previously	---------------
used to reduce registration fees payable to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$1,133,655

--------------
	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from	$-0-
		Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than	$ (707,267)
		Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

	(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .000107
--------------
	(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is	=$ -0-
		due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0- ==============
4

Maryland Series - Class A
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the fiscal year pursuant to	$ 14,130,450
		section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ 24,447,412
---------------
	(iii)	Aggregate price of securities redeemed or repurchased during any PRIOR	$ 178,517,376
		fiscal year ending no earlier than October 11, 1995 that were not previously	---------------
used to reduce registration fees payable to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$202,964,788
--------------
	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from	$ 0
		Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than	$(188,834,338)
		Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

	(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .000107
--------------
	(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is	=$ 0.00
		due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00 =============

Maryland Series - Class B
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the fiscal year pursuant to	$1,903,504
		section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ 5,010,514
---------------
	(iii)	Aggregate price of securities redeemed or repurchased during any PRIOR	$ 9,538,055
		fiscal year ending no earlier than October 11, 1995 that were not previously	-----------
used to reduce registration fees payable to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$14,548,569
--------------
	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from	$ -0-

5

	Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than	$(12,645,065)
	Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .000107
--------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is	=$ -0-
	due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0- =============
Maryland Series - Class C
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the fiscal year pursuant to	$727,600
		section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$1,577,650
---------------
	(iii)	Aggregate price of securities redeemed or repurchased during any PRIOR	$ 662,021
		fiscal year ending no earlier than October 11, 1995 that were not previously	---------------
used to reduce registration fees payable to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$ 2,239,671
--------------
	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from	$ 0
		Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than	$(1,512,071)
		Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

	(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .000107
--------------
	(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is	=$ 0
		due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

6

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0 =============
Massachusetts Series - Class A
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the fiscal year pursuant to	$8,648,778
		section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$9,530,209
			---------------
	(iii)	Aggregate price of securities redeemed or repurchased during any PRIOR	$35,109,216
		fiscal year ending no earlier than October 11, 1995 that were not previously	---------------
		used to reduce registration fees payable to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$44,639,425
			--------------
	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from	$ 0
		Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than	$(35,990,647)
		Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

	(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .000107
			--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is	=$ 0.00
		due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00 =============
7

Massachusetts Series - Class B
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the fiscal year pursuant to	$327,067
		section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$915,437
			---------------
	(iii)	Aggregate price of securities redeemed or repurchased during any PRIOR	$378,714
		fiscal year ending no earlier than October 11, 1995 that were not previously	---------------
		used to reduce registration fees payable to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$1,294,151
			--------------
	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from	$ 0
		Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than	$(967,084)
		Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

	(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .000107
			--------------
	(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is	=$ 0
		due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0 =============

Massachusetts Series - Class C
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the fiscal year pursuant to	$851,119
		section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$467,860
---------------
	(iii)	Aggregate price of securities redeemed or repurchased during any PRIOR	$ -0-
		fiscal year ending no earlier than October 11, 1995 that were not previously	---------------
used to reduce registration fees payable to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$ 467,860
--------------
	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from	$ 383,259
		Item 5(i)]:	---------------

8

(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than	$ 0
	Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .000107
--------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is	=$ 41.01
	due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 41.01 =============

Massachusetts Series - Class Z

5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the fiscal year pursuant to	$10,857,150
		section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ 17,367,118
---------------
	(iii)	Aggregate price of securities redeemed or repurchased during any PRIOR	$ -0-
		fiscal year ending no earlier than October 11, 1995 that were not previously	---------------
used to reduce registration fees payable to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$17,367,118
--------------
	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from	$ -0-
		Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than	$ (6,509,968)
		Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

	(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .000107
--------------
	(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is	=$ -0-
		due):	==============

9

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0- ==============

Michigan Series - Class A
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the fiscal year pursuant to	$ 5,911,451
		section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$10,063,674
---------------
	(iii)	Aggregate price of securities redeemed or repurchased during any PRIOR	$104,563,455
		fiscal year ending no earlier than October 11, 1995 that were not previously	---------------
used to reduce registration fees payable to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$114,627,129
--------------
	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from	$-0-
		Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than	$(108,715,678)
		Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

	(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .000107
--------------
	(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is	=$ 0.00
		due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 195,090. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:-0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00 =============
10

Michigan Series - Class B
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the fiscal year pursuant to	$153,619
		section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ 1,546,967
---------------
	(iii)	Aggregate price of securities redeemed or repurchased during any PRIOR	$ 3,186,773
		fiscal year ending no earlier than October 11, 1995 that were not previously	---------------
used to reduce registration fees payable to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$ 4,733,740
--------------
	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from	$ -0-
		Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than	$ (4,580,121)
		Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

	(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .000107
--------------
	(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is	=$ 0.00
		due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00 =============

Michigan Series - Class C
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the fiscal year pursuant to	$670,180
		section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$545,842
			---------------
	(iii)	Aggregate price of securities redeemed or repurchased during any PRIOR	$ 1,766,420
		fiscal year ending no earlier than October 11, 1995 that were not previously	---------------
		used to reduce registration fees payable to the Commission:

11

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$2,312,262
--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from	$-0-
	Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than	$ (1,642,082)
	Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .000107
--------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is	=$ 0.00
	due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00 =============

Minnesota Series - Class A
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the fiscal year pursuant to	$7,265,575
		section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$11,314,209
			---------------
	(iii)	Aggregate price of securities redeemed or repurchased during any PRIOR	$79,914,569
		fiscal year ending no earlier than October 11, 1995 that were not previously	---------------
		used to reduce registration fees payable to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$91,228,778
			--------------
	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from	$ -0-
		Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than	$(83,963,203)
		Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

	(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .000107
			--------------
	(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is	=$ 0.00
		due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units)

12

deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00 =============

Minnesota Series - Class B
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the fiscal year pursuant to	$597,908
		section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$1,388,386
---------------
	(iii)	Aggregate price of securities redeemed or repurchased during any PRIOR	$ 1,160,082
		fiscal year ending no earlier than October 11, 1995 that were not previously	---------------
used to reduce registration fees payable to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$2,548,468
--------------
	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from
		Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than	$(1,950,560)
		Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

	(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .000107
--------------
	(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is	=$ 0.00
		due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0 =============

13

Minnesota Series - Class C
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the fiscal year pursuant to	$ 909,105
		section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$980,075
---------------
	(iii)	Aggregate price of securities redeemed or repurchased during any PRIOR	$ 454,468
		fiscal year ending no earlier than October 11, 1995 that were not previously	---------------
used to reduce registration fees payable to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$ 1,434,543
--------------
	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from
		Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than	$(525,438)
		Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

	(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .000107
--------------
	(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is	=$ 0.00
		due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00 =============

North Carolina Series - Class A
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the fiscal year pursuant to	$ 4,609,971
		section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ 7,360,933
---------------
	(iii)	Aggregate price of securities redeemed or repurchased during any PRIOR	$ 42,808,305
		fiscal year ending no earlier than October 11, 1995 that were not previously	---------------
used to reduce registration fees payable to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$ 50,169,238
--------------

14

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from	$
	Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than	$(45,559,267)
	Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .000107
--------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is	=$ 0.00
	due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 281,937. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 55,595.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00 =============

North Carolina Series - Class B
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the fiscal year pursuant to	$ 749,668
		section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ 1,244,116
---------------
	(iii)	Aggregate price of securities redeemed or repurchased during any PRIOR	$ 6,649,396
		fiscal year ending no earlier than October 11, 1995 that were not previously	---------------
used to reduce registration fees payable to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$ 7,893,512
--------------
	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from	$
		Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than	$(7,143,844)
		Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

	(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .000107
--------------
	(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is	=$ 0.00
		due):	==============

15

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00 =============

North Carolina Series - Class C
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the fiscal year pursuant to	$ 182,481
		section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ 753,717
---------------
	(iii)	Aggregate price of securities redeemed or repurchased during any PRIOR	$ -0-
		fiscal year ending no earlier than October 11, 1995 that were not previously	---------------
used to reduce registration fees payable to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$ 753,717
--------------
	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from	$
		Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than	$(571,236)
		Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	--------------

	(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .000107
--------------
	(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is	=$
		due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ =============
16

Ohio Series - Class A
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the fiscal year pursuant to	$17,094,511
		section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$21,695,917
			---------------
	(iii)	Aggregate price of securities redeemed or repurchased during any PRIOR	$149,873,068
		fiscal year ending no earlier than October 11, 1995 that were not previously	---------------
		used to reduce registration fees payable to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$171,568,985
			--------------
	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from	$
		Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than	$(154,474,474)
		Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

	(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .000107
			--------------
	(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is	=$ 0.00
		due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00 =============

Ohio Series - Class B
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the fiscal year pursuant to	$1,043,643
		section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$3,851,603
			---------------
	(iii)	Aggregate price of securities redeemed or repurchased during any PRIOR	$ 4,969,141
		fiscal year ending no earlier than October 11, 1995 that were not previously	---------------
		used to reduce registration fees payable to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$8,820,744
			--------------
	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from	$
		Item 5(i)]:	---------------

17

(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than	$(7,777,101)
	Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .000107
--------------

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is	=$ 0.00
	due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00 =============

Ohio Series - Class C
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the fiscal year pursuant to	$ 1,704,547
		section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ 1,940,563
---------------
	(iii)	Aggregate price of securities redeemed or repurchased during any PRIOR	$ 883,510
		fiscal year ending no earlier than October 11, 1995 that were not previously	---------------
used to reduce registration fees payable to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$ 2,824,073
--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from	$
		Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than	$(1,119,526)
		Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

	(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .000107
--------------
	(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is	=$ 0.00
		due):	==============

18

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00 ===========

Pennsylvania Series - Class A
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the fiscal year pursuant to	$ 7,497,484
		section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ 17,484,086
-------------

	(iii)	Aggregate price of securities redeemed or repurchased during any PRIOR	$ 136,166,882
		fiscal year ending no earlier than October 11, 1995 that were not previously	--------------
used to reduce registration fees payable to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$153,650,968
--------------
	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from	$
		Item 5(i)]:	---------------

Redemption credits available for use in future years -- if Item 5(i) is less than
	(vi)	Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	$(146,153,484)
---------------
	(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .000107
--------------
	(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is	=$ 0.00
		due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00 =============
19

Pennsylvania Series - Class B
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the fiscal year pursuant to	$ 932,587
		section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ 2,724,170
---------------
	(iii)	Aggregate price of securities redeemed or repurchased during any PRIOR	$ 5,178,941
		fiscal year ending no earlier than October 11, 1995 that were not previously	---------------
used to reduce registration fees payable to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$ 7,903,111
--------------
	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from	$ -0-
		Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than	$(6,970,524)
		Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

	(vii)	Multiplier for determining registration fee (See Instruction C.9):	X .000107
--------------
	(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is	=$ 0.00
		due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00 =============

Pennsylvania Series - Class C
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the fiscal year pursuant to	$ 375,053
		section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ 224,988
---------------
	(iii)	Aggregate price of securities redeemed or repurchased during any PRIOR	$ 869,851
		fiscal year ending no earlier than October 11, 1995 that were not previously	---------------
used to reduce registration fees payable to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$ 1,094,839
--------------
	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from	$
		Item 5(i)]:	---------------

20

(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than	$(719,786)
	Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	X .000107
--------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is	=$ 0.00
	due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00 =============

Texas Series - Class A
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the fiscal year pursuant to	$ 3,923,270
		section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$5,966,075
---------------
	(iii)	Aggregate price of securities redeemed or repurchased during any PRIOR	$42,726,189
		fiscal year ending no earlier than October 11, 1995 that were not previously	---------------
used to reduce registration fees payable to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$ 48,692,264
--------------
	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from	$ 0
		Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than	$(44,768,994)
		Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

	(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .000107
--------------
	(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is	=$ 0.00
		due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

21

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00 =============

Texas Series - Class B
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the fiscal year pursuant to	$78,574
		section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$696,258
			---------------

	(iii)	Aggregate price of securities redeemed or repurchased during any PRIOR	$5,741,928
		fiscal year ending no earlier than October 11, 1995 that were not previously	---------------
		used to reduce registration fees payable to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$6,438,186
			--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from	$ 0
		Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than	$(6,359,612)
		Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

	(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .000107
			--------------
	(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is	=$ 0.00
		due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00 =============

Texas Series - Class C
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the fiscal year pursuant to	$391,808
		section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$484,131
			---------------
	(iii)	Aggregate price of securities redeemed or repurchased during any PRIOR	$1,019,431
		fiscal year ending no earlier than October 11, 1995 that were not previously	--------------

22

used to reduce registration fees payable to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$1,503,562
--------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from	$ 0
	Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than	$ (1,111,754)
	Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .000107
--------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is	=$ 0
	due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0 =============

Virginia Series - Class A
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the fiscal year pursuant to	$4,372,255
		section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ 8,570,711
---------------
	(iii)	Aggregate price of securities redeemed or repurchased during any PRIOR	$ 25,268,941
		fiscal year ending no earlier than October 11, 1995 that were not previously	---------------
used to reduce registration fees payable to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$ 33,839,652
--------------
	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from	$
		Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than	$(29,467,397)
		Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

23

(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .000107
--------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is	=$ 0.00
	due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00 =============

Virginia Series - Class B
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the fiscal year pursuant to	$ 501,600
		section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$1,281,852
---------------
	(iii)	Aggregate price of securities redeemed or repurchased during any PRIOR	$ 10,834,843
		fiscal year ending no earlier than October 11, 1995 that were not previously	---------------
used to reduce registration fees payable to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$12,116,695
--------------
	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from	$
		Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than	$(11,615,095)
		Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

	(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .000107
--------------
	(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is	=$ 0.00
		due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

24

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0.00 =============

Virginia Series - Class C
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the fiscal year pursuant to	$675,710
		section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ 1,019,054
---------------
	(iii)	Aggregate price of securities redeemed or repurchased during any PRIOR	$ 711,156
		fiscal year ending no earlier than October 11, 1995 that were not previously	---------------
used to reduce registration fees payable to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$ 1,730,210
--------------
	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from	$ -0-
		Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than	$ (1,054,500)
		Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	--------------

	(vii)	Multiplier for determining registration fee (See Instruction C.9):	X .000107
--------------
	(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is	=$ 0.00
		due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$ 0.00
=============

TOTAL FOR ALL:	=$ 41.01
=============

9.	Date the registration fee and interest payment was sent to the Commission’s lockbox depository:

25

Method of Delivery:

[X]	Wire Transfer
[_]	Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)*	/s/ Michael A. Rosenberg
Michael A. Rosenberg, Assistant Secretary

Date:

* Please print the name and title of the signing officer below the signature.

26